Share based payment reserve (Details 4)	3 Months Ended
Nov. 30, 2022 shares
Share-based Payments Reserve
Beginning balance	1,855,276
Restricted share units, vested	(600,000)
Restricted share units, forfeited	(160,000)
Ending balance	1,095,276